UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23027

John Hancock Collateral Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Collateral Trust

Quarterly portfolio holdings 3/31/18

Fund’s investments
As of 3-31-18 (unaudited)
	Maturity date	Yield (%)	Par value^	Value
Commercial paper 52.9%				$1,132,799,907
(Cost $1,133,100,889)
Apple, Inc.	04-13-18	1.826	254,000	253,816
BNP Paribas SA	04-02-18	1.572	53,000,000	53,000,000
Cargill Global Funding PLC	04-03-18 to 04-04-18	1.775 to 1.826	65,000,000	64,981,514
Chariot Funding LLC	06-06-18 to 06-21-18	1.832 to 2.293	55,000,000	54,715,212
CPPIB Capital, Inc.	04-04-18 to 05-10-18	1.789 to 1.826	75,000,000	74,928,784
Cummins, Inc.	04-02-18 to 04-17-18	1.846 to 1.928	51,000,000	50,970,698
Danske Corp.	04-04-18	2.028	2,000,000	1,999,405
Georgia Transmission Corp.	04-12-18 to 04-16-18	1.877 to 1.908	17,500,000	17,485,892
Gotham Funding Corp.	04-03-18 to 04-05-18	1.805 to 1.876	22,000,000	21,992,965
Henkel of America, Inc.	04-10-18 to 05-14-18	1.949 to 2.033	52,026,000	51,934,366
John Deere Canada ULC	05-07-18 to 05-24-18	2.032 to 2.034	31,365,000	31,298,637
JP Morgan Securities LLC	04-13-18 to 09-06-18	1.725 to 2.303	47,475,000	47,179,909
Koch Resources LLC	04-02-18 to 04-03-18	1.724 to 1.825	70,000,000	69,985,368
L'Oreal USA, Inc.	04-05-18 to 04-06-18	1.876 to 1.897	26,607,000	26,597,165
Macquarie Bank, Ltd.	05-01-18 to 09-12-18	1.670 to 1.828	25,000,000	24,821,664
Manhattan Asset Funding Company LLC	04-02-18 to 04-11-18	1.775 to 1.958	38,467,000	38,447,859
MUFG Bank, Ltd.	04-02-18	1.744	105,000,000	104,981,146
Novartis Finance Corp.	04-03-18 to 04-04-18	1.775 to 1.826	18,175,000	18,170,565
NSTAR Electric Company	04-06-18	1.724	23,750,000	23,740,685
Old Line Funding LLC	05-16-18	1.850 to 2.054	21,300,000	21,243,143
ONE Gas, Inc.	04-04-18 to 04-05-18	1.724 to 1.826	29,950,000	29,943,991
Royal Dutch Shell PLC	04-03-18	1.744	20,000,000	19,995,167
Sanofi	06-01-18	1.832	19,000,000	18,930,924
Telstra Corp., Ltd.	04-09-18 to 04-19-18	1.491 to 1.929	63,900,000	63,847,192
The Bank of New York Mellon	05-10-18 to 06-25-18	1.789 to 2.242	55,000,000	54,784,918
The Home Depot, Inc.	04-02-18	1.673	38,000,000	37,992,674
Thunder Bay Funding LLC	04-02-18 to 05-18-18	1.744 to 1.840	41,650,000	41,537,628
Toyota Motor Finance Netherlands BV	07-16-18	2.246	38,000,000	37,737,098
Unilever Capital Corp.	04-13-18	1.776	1,325,000	1,324,012
University of California	05-07-18	1.798	10,000,000	9,981,000

Walmart, Inc.	04-02-18	1.825	8,000,000	7,998,438

Washington Gas Light Company	04-02-18	1.704	10,000,000	9,998,072
Corporate interest-bearing obligations 35.6%				$763,972,811
(Cost $764,572,492)
American Honda Finance Corp.	07-13-18 to 10-10-18	1.979 to 2.343	18,665,000	18,604,329

Apple, Inc.	05-03-18	2.038	2,000,000	1,998,000
BMW US Capital LLC (A)	04-11-19	2.597	1,025,000	1,013,114
Cisco Systems, Inc.	06-15-18	1.829	41,352,000	41,320,120
Cisco Systems, Inc. (3 month LIBOR + 0.500%) (B)	03-01-19	2.080	1,250,000	1,255,183
Cisco Systems, Inc. (3 month LIBOR + 0.310%) (B)	06-15-18	2.128	26,150,000	26,160,523
Credit Suisse AG	04-27-18	1.788	106,444,000	106,406,745
Credit Suisse AG (3 month LIBOR + 0.680%) (B)	04-27-18	1.852	3,700,000	3,700,796
John Deere Capital Corp. (3 month LIBOR + 0.270%) (B)	10-15-18	1.757	16,000,000	16,016,510
John Deere Capital Corp.	07-13-18	1.932	1,000,000	997,925
JP Morgan Securities LLC (1 month LIBOR + 0.190%) (A)(B)	08-02-18	1.887	14,000,000	13,995,044
JP Morgan Securities LLC (1 month LIBOR + 0.300%) (A)(B)	02-15-19	2.108	50,000,000	49,946,950
JP Morgan Securities LLC (3 month LIBOR + 0.200%) (A)(B)	12-14-18	2.336	24,000,000	24,029,664
Macquarie Bank, Ltd. (1 month LIBOR + 0.260%) (A)(B)	10-30-18	1.936	50,000,000	49,964,600
Macquarie Bank, Ltd. (3 month LIBOR + 0.350%) (A)(B)	03-15-19	2.435	12,000,000	12,007,706
Macquarie Bank, Ltd. (A)	01-15-19	2.510	26,606,000	26,511,715
Merck & Company, Inc. (3 month LIBOR + 0.360%) (B)	05-18-18	1.894	1,000,000	1,000,118
Merck & Company, Inc.	05-18-18	2.239	1,995,000	1,992,666
2	JOHN HANCOCK COLLATERAL TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Maturity date	Yield (%)	Par value^	Value

National Rural Utilities Cooperative Finance Corp.	11-01-18 to 02-08-19	1.822 to 2.499	46,347,000	$48,337,379
Novartis Securities Investment, Ltd.	02-10-19	2.417	10,538,000	10,753,613
Old Line Funding LLC (1 month LIBOR + 0.200%) (A)(B)	11-09-18	1.947	15,000,000	14,982,315
Old Line Funding LLC (1 month LIBOR + 0.320%) (A)(B)	09-17-18	2.088	35,000,000	35,000,000
PepsiCo, Inc. (3 month LIBOR + 0.170%) (B)	04-30-18	1.795	1,705,000	1,704,983
Philip Morris International, Inc.	05-16-18	1.920	26,478,000	26,578,290
PNC Bank NA (3 month LIBOR + 0.420%) (B)	06-01-18	2.067	80,977,000	81,003,489
PNC Bank NA	06-01-18 to 11-05-18	2.244 to 2.549	6,145,000	6,131,030
State Street Corp.	05-15-18	1.377	5,000,000	4,992,747
The Bank of New York Mellon Corp. (3 month LIBOR + 0.380%) (B)	05-22-18	2.315	1,000,000	1,000,212
The Bank of New York Mellon Corp.	01-15-19	2.359	5,625,000	5,599,975
The Boeing Company	03-15-19	2.676	1,000,000	1,031,351
The Coca-Cola Company	04-01-18	1.847	825,000	825,000
The Home Depot, Inc.	09-10-18	2.063	12,620,000	12,611,671
The Toronto-Dominion Bank (3 month LIBOR + 0.430%) (B)	09-19-18	2.324	10,000,000	10,011,000
The Walt Disney Company	09-17-18	1.422	1,250,000	1,244,749
Total Capital SA	08-10-18	2.174	4,547,000	4,540,771
Toyota Motor Finance Netherlands BV (1 month LIBOR + 0.150%) (B)	09-10-18	1.943	57,000,000	56,954,172

Walmart, Inc.	04-11-18	1.814	1,250,000	1,249,656

Wells Fargo & Company (3 month LIBOR + 0.630%) (B)	04-23-18	1.784	42,494,000	42,498,700
Certificate of deposit 5.7%				$121,945,807
(Cost $121,996,997)
Sumitomo Mitsui Trust Bank, Ltd. (1 month LIBOR + 0.190%) (B)	04-16-18	2.004	13,000,000	13,001,222

US Bank NA (1 month LIBOR + 0.180%) (B)	08-27-18	2.087	50,000,000	49,974,050
Wells Fargo Bank NA (1 month LIBOR + 0.270%) (B)	02-01-19	1.963	25,000,000	24,970,150

Wells Fargo Bank NA (1 month LIBOR + 0.180%) (B)	04-25-18	2.016	9,000,000	9,001,710
Wells Fargo Bank NA (1 month LIBOR + 0.160%) (B)	07-02-18	2.119	25,000,000	24,998,675
Time deposits 4.7%				$100,000,000

(Cost $100,000,000)
Sumitomo Mitsui Banking Corp.	04-05-18 to 05-14-18	1.754 to 1.977	100,000,000	100,000,000
U.S. Government Agency 1.1%				$24,139,141
(Cost $24,132,707)
Federal Farm Credit Bank (Prime rate - 3.080%) (B)	09-13-19	1.694	5,000,000	4,996,366

Federal Farm Credit Bank (Prime rate - 3.075%) (B)	09-05-19	1.704	2,000,000	1,999,568
Federal Farm Credit Bank (1 month LIBOR + 0.180%) (B)	10-11-19	1.728	6,690,000	6,711,930
Federal Farm Credit Bank (3 month USBMMY + 0.040%) (B)	02-12-20	1.826	10,000,000	10,011,066
Federal Home Loan Bank (3 month LIBOR - 0.120%) (B)	10-05-18	1.497	420,000	420,211
Total investments (Cost $2,143,803,085) 100.0%				$2,142,857,666
Other assets and liabilities, net (0.0)%				(853,950)
Total net assets 100.0%				$2,142,003,716

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $227,451,108 or 10.6% of the fund's net assets as of 3-31-18.
(B)	Variable rate obligation.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK COLLATERAL TRUST	3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2018, all investments are categorized as Level 2 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	315Q1	03/18
This report is for the information of the shareholders of John Hancock Collateral Trust.		5/18

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	May 10, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	May 10, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	May 10, 2018